Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of compensation paid to key management personnel
Year ended December 31	2025	2024	2023
Salaries, fees and short-term benefits	$758	$726	$633
Share-based payments	68	112	164
	$826	$838	$797